Fair Value Measurements (Details) - Schedule of Fair Value of Liabilities - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 14, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the period			$ 200,000	$ 3,000	$ 3,000
Conversion to equity							$ 3,204
Fair value at the end of the period	$ 0		0		200,000	$ 3,000
SAFE [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the period				0	0	3,204,000
Issuance						0
Change in fair value						0
Conversion to equity						(3,204,000)
Fair value at the end of the period						0
Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the period			200,000	3,000	3,000	0
Issuance					111,000	1,020,000
Change in fair value					86,000	(1,017,000)
Conversion to equity					0	0
Fair value at the end of the period					200,000	3,000
Preferred shares [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the period			200,000
Fair value at the end of the period					200,000
Preferred shares [Member] | Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the period	345,000	$ 111,000	200,000	3,000	3,000
Issuance	0	0	0	111,000
Change in fair value	(11,000)	43,000	134,000	40,000
Conversion	(334,000)		(334,000)
Fair value at the end of the period	0	$ 154,000	0	$ 154,000	200,000	$ 3,000
Private Warrants to purchase ordinary shares [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the end of the period	10,000		10,000
Private Warrants to purchase ordinary shares [Member] | Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the period	0		0
Issuance	1,130,000		1,130,000
Change in fair value	(1,120,000)		(1,120,000)
Conversion			0
Fair value at the end of the period	10,000		10,000		0
Promissory Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the end of the period	4,312,000		4,312,000
Promissory Notes [Member] | Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the period	0		0
Issuance	4,622,000		4,622,000
Change in fair value	(310,000)		(310,000)
Conversion			0
Fair value at the end of the period	$ 4,312,000		$ 4,312,000		$ 0